PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 579,128,691	$ 557,427,884
Depreciation of property, plant and equipment	38,824,055	33,822,082	$ 31,361,026
Long-lived asset impairment	2,987,668	198,689	$ 1,622,588
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	325,775,766	286,302,082
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	464,556,735	371,703,665
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	26,701,699	21,355,517
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	356,560	334,025
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(260,287,516)	(206,725,215)
Total	557,103,244	472,970,074
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	22,025,447	$ 84,457,810
Construction in process [Member] | Phase 3B expansion [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 22,000,000